Investment Securities	12 Months Ended
Dec. 31, 2019
Investments Debt And Equity Securities [Abstract]
Investment Securities

Note 2 - Investment Securities

Carrying amounts and fair values of securities available for sale and held to maturity are summarized below:

December 31, 2019	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
	(dollars in thousands)
Securities available for sale
U.S. Treasury	$4,976	$36	$—	$5,012
U.S. Government agencies	25,869	18	201	25,686
GSE - Mortgage-backed securities and CMO’s	38,305	413	142	38,576
State and political subdivisions	13,937	329	45	14,221
Corporate bonds	5,018	11	—	5,029
Total securities available for sale	$88,105	$807	$388	$88,524

December 31, 2019	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
	(dollars in thousands)
Securities held to maturity
U.S. Government agencies	$578	$5	$—	$583
State and political subdivisions	6,826	62	—	6,888
Corporate bonds	6,024	5	1	6,028
Total securities held to maturity	$13,428	$72	$1	$13,499

Note 2 - Investment Securities (Continued)

December 31, 2018	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
	(dollars in thousands)
Securities available for sale
U.S. Treasury	$4,944	$11	$—	$4,955
U.S. Government agencies	52,935	47	1,066	51,916
GSE - Mortgage-backed securities and CMO’s	17,217	—	515	16,702
State and political subdivisions	13,373	5	423	12,955
Corporate bonds	5,030	6	265	4,771
Total securities available for sale	$93,499	$69	$2,269	$91,299

December 31, 2018	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
	(dollars in thousands)
Securities held to maturity
U.S. Government agencies	$855	$—	$12	$843
State and political subdivisions	6,877	6	61	6,822
Corporate bonds	3,105	—	20	3,085
Total securities held to maturity	$10,837	$6	$93	$10,750

At both December 31, 2019 and December 31, 2018, the Company owned Federal Reserve Bank stock reported at cost of $509,000. Also, at December 31, 2019 and December 31, 2018, the Company owned Federal Home Loan Bank (“FHLB”) stock of $635,000 and $585,000, respectively. The investments in Federal Reserve stock and FHLB stock are required investments related to the Company’s membership in, and borrowings with, these banks and classified as restricted stock on the consolidated balance sheet. These investments are carried at cost since there is no ready market and redemption has historically been made at par value. The Company estimated the fair value approximated cost and that these investments were not impaired at December 31, 2019.

Results from sales of securities available for sale for the years ended December 31, 2019, 2018 and 2017 are as follows:

	2019	2018	2017
	(dollars in thousands)
Gross proceeds from sales	$3,351	$—	$8,918
Realized gains from sales	$—	$—	$—
Realized losses from sales	(35)	—	(14)
Net realized gains (losses)	$(35)	$—	$(14)

At December 31, 2019 and 2018 securities available for sale with a carrying amount of $65.3 million and $71.5 million, respectively, were pledged as collateral on public deposits and for other purposes as required or permitted by law.

Note 2 - Investment Securities (Continued)

The following tables show the gross unrealized losses and fair value of investments, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position, at December 31, 2019 and December 31, 2018. We believe these unrealized losses on investment securities are a result of a volatile market and fluctuations in market prices due to a rise in interest rates, which will adjust if rates decline. Management does not believe these fluctuations are a reflection of the credit quality of the investments. At December 31, 2019, the unrealized losses on available for sale securities less than twelve months related to three government agency bonds, six government sponsored enterprise (GSE) mortgage backed securities and one state and political subdivision bond. The Company had four government agency bonds and nine GSE mortgage backed securities that had been in a loss position twelve months or more at December 31, 2019. At December 31, 2018, the unrealized losses on held to maturity securities less than twelve months related to one corporate bond. At December 31, 2018, the unrealized loss on available for sale securities less than twelve months related to four government agency bonds, one GSE mortgage backed security and one corporate bond. The Company had sixteen government agency bonds, sixteen GSE mortgage backed securities, one corporate bond and eight state and political subdivision bonds that had been in a loss position for more than twelve months at December 31, 2018. The unrealized losses on held to maturity securities related to two corporate bonds and two state and political subdivision bonds.

December 31, 2019	Less than 12 Months		12 Months or More		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
	(dollars in thousands)
Securities available for sale temporary impairment
U.S. Gov’t agencies	11,956	55	9,704	146	21,660	201
GSE-Mortgage-backed securities and CMO’s	17,613	61	7,431	81	25,044	142
State and political	1,694	45	—	—	1,694	45
Total securities available for sale	$31,263	$161	$17,135	$227	$48,398	$388

December 31, 2019	Less than 12 Months		12 Months or More		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
	(dollars in thousands)
Held to maturity temporary impairment
Corporate bonds	1,502	1	—	—	1,502	1
Total securities held to maturity	$1,502	$1	$—	$—	$1,502	$1

December 31, 2018	Less than 12 Months		12 Months or More		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
	(dollars in thousands)
Securities available for sale temporary impairment
U.S. Gov’t agencies	1,924	29	47,814	1,037	49,738	1,066
GSE-Mortgage-backed securities and CMO’s	526	6	15,602	509	16,128	515
State and political	—	—	11,109	423	11,109	423
Corporate bonds	1,989	224	1,971	41	3,960	265
Total securities available for sale	$4,439	$259	$76,496	$2,010	$80,935	$2,269

Note 2 - Investment Securities (Continued)

December 31, 2018	Less than 12 Months		12 Months or More		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
	(dollars in thousands)
Held to maturity temporary impairment
U.S. Gov’t agencies	$—	$—	$843	$12	$843	$12
State and political	755	6	5,157	55	5,912	61
Corporate bonds	3,085	20	—	—	3,085	20
Total securities held to maturity	$3,840	$26	$6,000	$67	$9,840	$93

Declines in the fair value of the investment portfolio are believed by management to be temporary in nature. When evaluating an investment for other-than-temporary impairment, management considers, among other things, the length of time and the extent to which the fair value has been in a loss position, the financial condition of the issuer and the intent and the ability of the Company to hold the investment until the loss position is recovered.

Any unrealized losses were largely due to increases in market interest rates over the yields available at the time of purchase. The fair value is expected to recover as the bonds approach their maturity date or market yields for such investments decline. Management does not believe any of the securities are impaired due to reasons of credit quality, but that the losses are temporary in nature. At December 31, 2019, the Company does not intend to sell and is not likely to be required to sell the available for sale securities that were in a loss position prior to full recovery.

The following tables show contractual maturities of the investment portfolio as of December 31, 2019:

	Amortized Cost	Estimated Fair Value
	(dollars in thousands)
Securities available for sale
Due within one year	$7,784	$7,827
Due after one but within five years	22,502	22,496
Due after five but within ten years	8,310	8,163
Due after ten years	11,204	11,462
Mortgage backed securities	38,305	38,576
	$88,105	$88,524

	Amortized Cost	Estimated Fair Value
	(dollars in thousands)
Securities held to maturity
Due within one year	$4,525	$4,530
Due after one but within five years	4,975	5,040
Due after five but within ten years	3,928	3,929
	$13,428	$13,499

The mortgage-backed securities are shown separately as they are not due at a single maturity date.